ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of August 31, 2020 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 3.7%
Diversified Financials - 0.6%
E*Trade Financial Corp.	48,461	$2,621,740

Insurance - 0.3%
Reinsurance Group of America, Inc.	12,587	1,153,976

Media & Entertainment - 2.6%
Facebook, Inc. (a)	36,713	10,764,252

Software & Services - 0.2%
SS&C Technologies Holdings, Inc.	13,019	829,571

TOTAL COMMON STOCKS (Cost $9,335,131)		15,369,539

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. TREASURY BILLS - 1.2%
0.132%, 9/17/20 (b)	4,710,000	4,709,827

TOTAL U.S. TREASURY BILLS (Cost $4,709,725)		4,709,827

TOTAL INVESTMENTS (Cost $14,044,856) - 4.9%		20,079,366

OTHER ASSETS IN EXCESS OF LIABILITIES - 95.1%		392,709,028

TOTAL NET ASSETS - 100.0%		$412,788,394

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
S&P 500 E-mini Index, September 2020 Settlement	2,279	$398,699,655	$17,763,723

TOTAL FUTURES CONTRACTS PURCHASED		$398,699,655	$17,763,723

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2020 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 0.7%
Insurance - 0.7%
Heritage Insurance Holdings, Inc.	47,412	$618,726

Media & Entertainment - 0.0% (a)
Actua Corp. (b)(c)	5,440	272

Retailing - 0.0% (a)
J.C. Penney Co., Inc.	5,000	1,105

TOTAL COMMON STOCKS (Cost $597,364)		620,103

RIGHTS - 0.0% (a)
NewStar Financial, Inc. (b)(c)	4,220	429

TOTAL RIGHTS (Cost $0)		429

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. TREASURY BILLS - 5.0%
0.132%, 9/17/20 (d)	4,155,000	4,154,848
1.425%, 1/28/21 (d)	118,000	117,951

TOTAL U.S. TREASURY BILLS (Cost $4,272,076)		4,272,799

TOTAL INVESTMENTS (Cost $4,869,440) - 5.7%		4,893,331

OTHER ASSETS IN EXCESS OF LIABILITIES - 94.3%		81,055,023

TOTAL NET ASSETS - 100.0%		$85,948,354

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	Non-income producing security.
(c)	Value determined using significant unobservable inputs.
(d)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2020 (Unaudited)

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED DEPRECIATION
FUTURES CONTRACTS PURCHASED
Russell 2000 E-mini Index, September 2020 Settlement	1,107	$86,417,955	$(956,113)

TOTAL FUTURES CONTRACTS PURCHASED		$86,417,955	$(956,113)

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of August 31, 2020 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 0.7%
Netherlands - 0.6%
Exor N.V.	16,927	$997,868

Switzerland - 0.1%
Swiss Re AG	1,122	90,162

TOTAL COMMON STOCKS (Cost $1,070,220)		1,088,030

SHORT-TERM INVESTMENTS - 81.4%
Money Market Funds - 79.4%
Fidelity Investments Money Market Funds - Government Portfolio, 0.01% (a)	24,769,404	24,769,403
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.02% (a)	24,769,404	24,769,404
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.01% (a)	24,769,404	24,769,403
STIT - Government & Agency Portfolio, 0.03% (a)	24,769,404	24,769,404
STIT - Treasury Portfolio - Institutional Class, 0.02% (a)	24,769,404	24,769,404

		123,847,018

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 2.0%
0.132%, 9/17/20 (b)	3,190,000	3,189,883

		3,189,883

TOTAL SHORT-TERM INVESTMENTS (Cost $127,036,832)		127,036,901

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.1%
BlackRock Liquidity Funds FedFund Portfolio, 0.01% (a)	226,211	226,211

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $226,211)		226,211

TOTAL INVESTMENTS (Cost $128,333,263) - 82.3%		128,351,142

OTHER ASSETS IN EXCESS OF LIABILITIES - 17.7%		27,723,001

TOTAL NET ASSETS - 100.0%		$156,074,143

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
Euro FX, September 2020 Settlement	13	$1,940,169	$90,497
Mini MSCI EAFE Index, September 2020 Settlement	1,622	154,098,110	3,091,644

TOTAL FUTURES CONTRACTS PURCHASED		$156,038,279	$3,182,141

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of August 31, 2020 (Unaudited)

Total Return Swaps - Long

Counterparty (a)	Portfolio Receives Total Return On Reference Entity	Portfolio Pays Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Value/ Unrealized Appreciation (Depreciation)
MS	AXA S.A.	1-Month LIBOR EUR	5/6/2025	Term	$1,079,249	58,658	$159,294
MS	Scor SE	1-Month LIBOR EUR	5/6/2025	Term	674,711	22,909	(61,909)

					$1,753,960		$97,385

(a)	The full legal name of “MS” is “Morgan Stanley Capital Services LLC.”
(b)

The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread. Each swap’s base financing rate is refreshed on a periodic basis, typically monthly. To the extent different swaps linked to the same base financing rate refresh at different times, there may be modest temporary differences in their rates. The financing rates as of August 31, 2020 are as follows:

	Variable Rate as of August 31, 2020	Fixed Spread Range as of August 31, 2020
1-Month LIBOR EUR	(0.55)%	0.50% - 0.75%

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2020 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 0.0% (a)
Singapore - 0.0% (a)
Best World International Ltd. (b)	393,700	$—

TOTAL COMMON STOCKS (Cost $469,992)		—

RIGHTS - 0.0% (a)
Switzerland - 0.0% (a)
Meier Tobler Group AG - Right (b)(c)	520	—

TOTAL RIGHTS (Cost $3,360)		—

SHORT-TERM INVESTMENTS - 87.8%
Money Market Funds - 83.4%
Fidelity Investments Money Market Funds - Government Portfolio, 0.01% (d)	14,972,180	14,972,180
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.02% (d)	14,972,180	14,972,180
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.01% (d)	14,972,180	14,972,180
STIT - Government & Agency Portfolio, 0.03% (d)	14,972,180	14,972,180
STIT - Treasury Portfolio - Institutional Class, 0.02% (d)	14,972,180	14,972,180

		74,860,900

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 4.4%
0.132%, 9/17/20 (e)	3,980,000	3,979,854

		3,979,854

TOTAL SHORT-TERM INVESTMENTS (Cost $78,840,667)		78,840,754

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.2%
BlackRock Liquidity Funds FedFund Portfolio, 0.01% (d)	170,332	170,332

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $170,332)		170,332

TOTAL INVESTMENTS (Cost $79,484,351) - 88.0%		79,011,086

OTHER ASSETS IN EXCESS OF LIABILITIES - 12.0%		10,741,164

TOTAL NET ASSETS - 100.0%		$89,752,250

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	Value determined using significant unobservable inputs.
(c)	Non-income producing security.
(d)	Rate shown is the 7-day effective yield.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
British Pound, September 2020 Settlement	56	4,682,650	217,519
Euro FX, September 2020 Settlement	41	6,118,994	285,415
Mini MSCI EAFE Index, September 2020 Settlement	945	89,779,725	732,194

TOTAL FUTURES CONTRACTS PURCHASED		$100,581,369	$1,235,128

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2020 (Unaudited)

Total Return Swaps - Long

Counterparty (a)	Portfolio Receives Total Return on Reference Entity	Portfolio Pays Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Value/ Unrealized Appreciation
MS	Redcentric PLC	1-Month LIBOR GBP	5/6/2025	Term	$2,466	1,700	$706

					$2,466		$706

(a)	The full legal name of “MS” is “Morgan Stanley Capital Services LLC.”
(b)

Swaps accrue financing fees according to their relevant base financing rate plus a fixed spread. A swap’s base financing rate is refreshed on a periodic basis, typically monthly. The financing rate as of August 31, 2020 is as follows:

	Variable Rate as of August 31, 2020	Fixed Spread Range as of August 31, 2020
1-Month LIBOR GBP	0.05%	0.50% - 0.75%

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2020 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 0.2%
Taiwan - 0.2%
Advantech Co., Ltd.	27,496	$284,411

TOTAL COMMON STOCKS (Cost $193,737)		284,411

SHORT-TERM INVESTMENTS - 85.1%
Money Market Funds - 79.2%
Fidelity Investments Money Market Funds - Government Portfolio, 0.01% (a)	26,041,705	26,041,705
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.02% (a)	26,041,705	26,041,705
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.01% (a)	26,041,705	26,041,705
STIT - Government & Agency Portfolio, 0.03% (a)	26,041,705	26,041,705
STIT - Treasury Portfolio - Institutional Class, 0.02% (a)	26,041,705	26,041,705

		130,208,525

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 5.9%
1.425%, 1/28/21 (b)	$7,701,000	7,697,813
0.132%, 9/17/20 (b)	2,050,000	2,049,925

		9,747,738

TOTAL SHORT-TERM INVESTMENTS (Cost $139,914,947)		139,956,263

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.0% (c)
BlackRock Liquidity Funds FedFund Portfolio, 0.01% (a)	9,078	9,078

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $9,078)		9,078

TOTAL INVESTMENTS (Cost $140,117,762) - 85.3%		140,249,752

OTHER ASSETS IN EXCESS OF LIABILITIES - 14.7%		24,228,613

TOTAL NET ASSETS - 100.0%		$164,478,365

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	Rounds to zero.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
Mini MSCI Emerging Markets Index, September 2020 Settlement	3,005	$165,335,100	$3,712,337

TOTAL FUTURES CONTRACTS PURCHASED		$165,335,100	$3,712,337

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2020 (Unaudited)

Securities Sold Short

DESCRIPTION	SHARES	FAIR VALUE
Securities Sold Short
Russion Federation
Lukoil PJSC - ADR	900	$60,507
MMC Norilsk Nickel PJSC - ADR	34	887

TOTAL SECURITIES SOLD SHORT (Cost $64,851)		$61,394

ADR - American Depository Receipt

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Notes to Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Elements U.S. Portfolio, the Elements U.S. Small Cap Portfolio, the Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio, each a “Portfolio” and collectively the “Portfolios,” in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The Portfolios are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) of Stone Ridge Trust has approved procedures pursuant to which each Portfolio values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Portfolio under the Valuation Procedures:

Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in investment companies that are registered under the Investment Company Act of 1940, the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Portfolios’ investments in publicly traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Total return swaps on exchange-traded underliers or indices are generally valued on the basis of funding accruals and underlying instruments’ total returns. Other non-exchange traded derivatives, such as forward currency contracts and over-the counter options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, each Portfolio must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, each Portfolio determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Portfolio. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Portfolio could change on days when Portfolio shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Portfolio’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Portfolios adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Portfolios can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were no transfers between Levels 1 and 3 during the reporting period. The following tables summarize the inputs used to value the Portfolios’ investments as of August 31, 2020:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements U.S. Portfolio(1)
Assets
Common Stocks	$15,369,539	$—	$—	$15,369,539
U.S. Treasury Bills	—	4,709,827	—	4,709,827

Total Assets	$15,369,539	$4,709,827	$—	$20,079,366

Other Financial Instruments*
Unrealized appreciation on futures contracts	$17,763,723	$—	$—	$17,763,723

Total	$17,763,723	$—	$—	$17,763,723

Elements U.S. Small Cap Portfolio(1)
Assets
Common Stocks	$619,831	$—	$272	$620,103
Rights	—	—	429	429
U.S. Treasury Bills	—	4,272,799	—	4,272,799

Total Assets	$619,831	$4,272,799	$701	$4,893,331

Other Financial Instruments*
Unrealized depreciation on futures contracts	$(956,113)	$—	$—	$(956,113)

Total	$(956,113)	$—	$—	$(956,113)

Elements International Portfolio(1)
Assets
Common Stocks	$1,088,030	$—	$—	$1,088,030
Money Market Funds	123,847,018	—	—	123,847,018
U.S. Treasury Bills	—	3,189,883	—	3,189,883
Investments Purchased with the Cash Proceeds from Securities Lending	226,211	—	—	226,211

Total Assets	$125,161,259	$3,189,883	$—	$128,351,142

Other Financial Instruments*
Unrealized appreciation on futures contracts	$3,182,141	$—	$—	$3,182,141
Unrealized appreciation on swap contracts	—	159,294	—	159,294
Unrealized depreciation on swap contracts	—	(61,909)	—	(61,909)

Total	$3,182,141	$97,385	$—	$3,279,526

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements International Small Cap Portfolio(1)
Assets
Common Stocks	$—	$—	$—	$—
Rights	—	—	—	—
Money Market Funds	74,860,900	—	—	74,860,900
U.S. Treasury Bills	—	3,979,854	—	3,979,854
Investments Purchased with the Cash Proceeds from Securities Lending	170,332	—	—	170,332

Total Assets	$75,031,232	$3,979,854	$—	$79,011,086

Other Financial Instruments*
Unrealized appreciation on futures contracts	$1,235,128	$—	$—	$1,235,128
Unrealized appreciation on swap contracts	—	706	—	706

Total	$1,235,128	$706	$—	$1,235,834

Elements Emerging Markets Portfolio(1)
Assets
Common Stocks	$284,411	$—	$—	$284,411
Money Market Funds	130,208,525	—	—	130,208,525
U.S. Treasury Bills	—	9,747,738	—	9,747,738
Investments Purchased with the Cash Proceeds from Securities Lending	9,078	—	—	9,078

Total Assets	$130,502,014	$9,747,738	$—	$140,249,752

Liabilities
Securities Sold Short	$61,394	$—	$—	$61,394

Total Liabilities	$61,394	$—	$—	$61,394

Other Financial Instruments*
Unrealized appreciation on futures contracts	$3,712,337	$—	$—	$3,712,337

Total	$3,712,337	$—	$—	$3,712,337

(1)	The Portfolios measure Level 3 activity as of the beginning and end of each financial reporting period.
*	Other financial instruments are derivatives, such as futures contracts and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended August 31, 2020:

	BEGINNING BALANCE — JUNE 1, 2020	ACQUISITIONS	DISPOSITIONS	REALIZED GAINS/(LOSSES)	RETURN OF CAPITAL	CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)	TRANSFERS IN/(OUT) OF LEVEL 3	ENDING BALANCE — AUGUST 31, 2020
Elements U.S. Small Cap Portfolio:
Common Stocks	$272	$—	$—	$—	$—	$—	$—	$272
Rights	1,013	—	(2,601)	2,601	—	(584)	—	$429
Elements International Small Cap Portfolio:
Common Stocks	$—	—	—	—	—	—	—	$—
Rights	111,084	—	(76,570)	(16,415)	—	(18,099)	—	$—

As of August 31, 2020, the change in unrealized appreciation (depreciation) on positions still held in the Elements U.S. Small Cap Portfolio were $0 and $(584) for common stocks and rights, respectively, and in the Elements International Small Cap Portfolio were $0 and $(811) for common stocks and rights respectively.

Unobservable inputs used to value a Portfolio’s investment in equity securities or equity swaps potentially include the analytical data relating to the security and issuer from the issuer’s financial statements, press releases and public filings, relevant material news events and other factors deemed relevant by the Adviser Valuation Committee. Significant changes in any of these inputs could impact the fair value measurement of the position.